Condensed Statement of Operations - USD ($)		3 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating Expenses [Abstract]
General, formation and administrative expenses	$ 33,697	$ 184,418	$ 249,667
Loss from operations		(184,418)	(249,667)
Other income:
Interest earned on marketable securities held in Trust Account		238,468	238,468
Total other income		238,468	238,468
Other income / (expense):
Net income (loss)	$ (33,697)	54,050	(11,199)
Net income (loss) per ordinary share, basic	$ (0.18)
Net income (loss) per ordinary share, diluted	$ (0.18)
Weighted average ordinary shares outstanding, basic	189,076
Weighted average ordinary shares outstanding, diluted	189,076
Class A ordinary shares [Member]
Other income / (expense):
Net income (loss)		$ 37,841	$ (7,093)
Net income (loss) per ordinary share, basic		$ 0.01	$ 0
Net income (loss) per ordinary share, diluted		$ 0.01	$ 0
Weighted average ordinary shares outstanding, basic		3,379,121	2,329,545
Weighted average ordinary shares outstanding, diluted		3,379,121	2,329,545
Class A and B ordinary shares [Member]
Other income / (expense):
Net income (loss)		$ 16,209	$ (4,106)
Net income (loss) per ordinary share, basic		$ 0.01	$ 0
Net income (loss) per ordinary share, diluted		$ 0.01	$ 0
Weighted average ordinary shares outstanding, basic		1,447,430	1,348,785
Weighted average ordinary shares outstanding, diluted		1,447,430	1,348,785
OHB Pediatrics Ltd [Member]
Operating Expenses [Abstract]
General, formation and administrative expenses				$ 15,000	$ 2,813,000	$ 710,000	$ 1,297,000
Research and development				342,000	10,695,000	2,210,000	14,302,000
Total operating expenses				357,000	13,508,000	2,920,000	15,599,000
Loss from operations				(357,000)	(13,508,000)	(2,920,000)	(15,599,000)
Other income / (expense):
Foreign currency gain (loss)				0	1,000	(38,000)	(51,000)
Total other income / (expense)				0	1,000	(38,000)	(51,000)
Loss from operations before taxes				(357,000)	(13,507,000)	(2,958,000)	(15,650,000)
Income tax expense				0	0	0	0
Net income (loss)				$ (357,000)	$ (13,507,000)	$ (2,958,000)	$ (15,650,000)
Net income (loss) per ordinary share, basic				$ (0.01)	$ (0.22)	$ (0.05)	$ (0.25)
Net income (loss) per ordinary share, diluted				$ (0.01)	$ (0.22)	$ (0.05)	$ (0.25)
Weighted average ordinary shares outstanding, basic				62,312,500	62,312,500,000	62,312,500,000	62,312,500
Weighted average ordinary shares outstanding, diluted				62,312,500	62,312,500,000	62,312,500,000	62,312,500